                                                                          [LOGO]
                                                                    THE HARTFORD






November 12, 2003



Securities and Exchange Commission
450 Fifth Street, N. W.
Washington, D.C.  20549
Attention: Filing Room

Re:  Hartford Life and Annuity Insurance Company
     Separate Account One ("Registrant")
     The Director Solution Plus
     File No. 333-91933

Ladies and Gentlemen:

In accordance with Rule 497(j) under the Securities Act of 1933, this is to certify that the Prospectus Supplement contained in Post-Effective Amendment No. 13 to the Registration Statement for the above referenced Registrant does not differ from that which was filed electronically on November 7, 2003. In reliance upon paragraph (j) of Rule 497, the Prospectus Supplement is not included herewith.

If you have any additional questions, please feel free to contact me at
(860) 843-3467.

Sincerely,

/s/ Krystal Miarecki

Krystal Miarecki
Senior Legal Assistant